Summary of Significant Accounting Policies - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Dec. 31, 2018 USD ($)	Mar. 31, 2019 USD ($) director shares	Mar. 31, 2018 USD ($) shares	Mar. 31, 2017 USD ($) shares	Apr. 01, 2018 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Intangible assets, net		$ 174,400,000	$ 12,300,000
Goodwill		$ 201,100,000	$ 4,900,000
Ownership interest rate percentage (as percent)		100.00%
Impairment		$ 4,600,000
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life		11 years 8 months	6 years 1 month
Impairment		$ 2,600,000	$ 0	$ 0
Equity awards vested percentage after first year		25.00%
Equity awards vested percentage after second year		25.00%
Equity awards vested percentage after third year		50.00%
Deferred income taxes assets		$ 1,092,900,000	29,900,000
Deferred tax assets, valuation allowance		267,600,000	129,600,000
Other assets		2,900,000	4,700,000
Cumulative effect of new accounting principle in period of adoption					$ 1,160,300,000
Discrete tax benefit	$ 1,800,000
Asset impairments		$ 15,900,000	$ 0	$ 0
Accounting Standards Update 2016-16 [Member]
Summary Of Significant Accounting Policies [Line Items]
Deferred income taxes assets					1,313,000,000
Deferred tax assets, valuation allowance					148,200,000
Other assets					4,500,000
Restricted Stock Units (RSUs) [Member]
Summary Of Significant Accounting Policies [Line Items]
Potential diluted common shares outstanding | shares		0	0	0
Contingent Shares Not Expected To Vest [Member]
Summary Of Significant Accounting Policies [Line Items]
Potential diluted common shares outstanding | shares		2,200,000	1,600,000	1,800,000
Other Businesses
Summary Of Significant Accounting Policies [Line Items]
Goodwill			$ 4,600,000
Impairment		$ 4,600,000	0	$ 0
Impairment		2,200,000
Asset impairments		$ 12,900,000	0	0
AICF Funding
Summary Of Significant Accounting Policies [Line Items]
Ownership interest rate percentage (as percent)		0.00%
Retained Earnings [Member] | Accounting Standards Update 2016-16 [Member]
Summary Of Significant Accounting Policies [Line Items]
Cumulative effect of new accounting principle in period of adoption					$ 1,160,300,000
AICF Funding
Summary Of Significant Accounting Policies [Line Items]
Number of directors appointed by Company | director		3
AICF Funding | New South Wales, Australia [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of directors appointed by NSW government | director		2
Other Accrued Liabilities [Member]
Summary Of Significant Accounting Policies [Line Items]
Prior period reclassification adjustment				(2,700,000)
Income Tax Payable
Summary Of Significant Accounting Policies [Line Items]
Prior period reclassification adjustment				$ 2,700,000
Adjustment
Summary Of Significant Accounting Policies [Line Items]
Intangible assets, net			12,300,000
Goodwill			$ 4,900,000
Selling, General and Administrative Expenses | Euro Denominated Debt [Member]
Summary Of Significant Accounting Policies [Line Items]
Foreign currency translation gain		$ 2,900,000
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life		2 years
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life		13 years